Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

3. Leases

The Group leases office under non-cancelable operating lease agreements, which expire at various dates from 2021 to 2028. As of December 31, 2019 and 2020, the Group’s operating leases had a weighted average remaining lease term of 7.5 and 6.6 years and a weighted average discount rate of 5.61% and 5.54%, respectively. Future lease payments under operating leases as of December 31, 2020 were as follows:

As of December 31,
2020
$
2021	5,652,408
2022	4,802,407
2023	4,267,705
2024	4,140,219
2025	4,218,061
Then thereafter	9,627,910

Total future lease payments	32,708,710
Impact of discounting remaining lease payments	(5,520,359)

Total lease liabilities	27,188,351
Lease liabilities, current	5,461,234
Lease liabilities, non-current	21,727,117

Rent expense under operating leases was  $9,900,044 for the year ended December 31, 2018. Operating lease expenses for the years ended December 31, 2019 and 2020 were $9,439,187 and $6,016,402,  respectively, which did not include short-term lease cost. Short-term lease costs for the years ended December 31, 2019 and 2020 were $2,950,929 and $2,306,983, respectively.

Cash paid for amounts included in the measurement of operating lease liabilities were $7,212,182 and $5,794,716 for the years ended December 31, 2019 and 2020, respectively. Non-cash transaction amounts of lease liabilities arising from obtaining right-of-use assets were $4,052,129 and $1,967,269 for the years ended December 31, 2019 and 2020, respectively.

Future lease payments under non-cancelable operating lease agreements as of December 31, 2019 were as follows:

As of December 31,
2019
$
2020	5,383,508
2021	4,674,884
2022	4,095,928
2023	3,788,190
2024	3,714,168
Then thereafter	12,933,103
Total future lease payments	34,589,781
Impact of discounting remaining lease payments	(6,534,367)
Total lease liabilities	28,055,414
Lease liabilities, current	5,189,251
Lease liabilities, non-current	22,866,163